Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) income	$ (737.7)	$ 32.2
Adjustments for non-cash items
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Share of net (income) loss of investments accounted for using the equity method	(18.2)	61.6
Loss (gain) on divestitures	481.8	(580.5)
Other	(27.0)	(23.2)
Interest and other finance costs	674.9	627.2
Share-based payments	104.7	124.8
Loss (gain) on unrealized foreign exchange	292.3	(72.1)
Gain on sale of property and equipment	(2.2)	(13.1)
Mark to market loss on Purchase Contracts	0.0	104.3
Current income tax expense	25.4	357.0
Deferred tax recovery	(232.5)	(197.1)
Interest paid in cash on Amortizing Notes component of TEUs	0.0	(0.2)
Interest paid in cash, excluding interest paid on Amortizing Notes	(490.4)	(517.1)
Income taxes paid in cash, net	(43.8)	(411.6)
Changes in non-cash working capital items	(17.9)	31.0
Landfill closure and post-closure expenditures	(37.0)	(32.5)
Cash flows from (used in) operating activities	1,540.2	980.4
Investing activities
Purchase of property and equipment	(1,193.0)	(1,055.1)
Proceeds from disposal of assets and other	61.3	61.8
Proceeds from divestitures	86.0	1,649.2
Business acquisitions and investments, net of cash acquired	(649.5)	(966.3)
Distribution received from joint ventures	10.8	0.0
Cash flows from (used in) investing activities	(1,684.4)	(310.4)
Financing activities
Repayment of lease obligations	(103.8)	(116.0)
Issuance of long-term debt	3,240.5	4,972.3
Repayment of long-term debt	(2,906.3)	(5,365.1)
Proceeds from termination of hedged arrangements	0.0	17.3
Payment for termination of hedged arrangements	(7.5)	0.0
Payment of contingent purchase consideration and holdbacks	(30.0)	(31.2)
Repayment of Amortizing Notes	0.0	(15.7)
Dividends issued and paid	(28.2)	(25.0)
Payment of financing costs	(25.1)	(38.2)
Repayment of loan to related party	(5.8)	(9.3)
Contribution from non-controlling interests	29.4	8.1
Cash flows from (used in) financing activities	163.2	(602.8)
Increase in cash	19.0	67.2
Changes due to foreign exchange revaluation of cash	(20.9)	(13.6)
Cash, beginning of year	135.7	82.1
Cash, end of year	$ 133.8	$ 135.7